Commitments (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Total lease and rental expenses under non-cancellable operating leases	$ 5,300	$ 3,600	$ 6,200